                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-9279

                           Van Kampen Equity Trust II
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 5/31/06

Item 1.  Schedule of Investments.


The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS MAY 31, 2006 (UNAUDITED)

                                                    NUMBER OF
DESCRIPTION                                           SHARES        VALUE
-----------                                         ---------   ------------
COMMON STOCKS 100.0%
AEROSPACE & DEFENSE 6.1%
Goodrich Corp.                                       100,000    $  4,263,000
Lockheed Martin Corp.                                 90,000       6,524,100
Raytheon Co.                                          95,000       4,355,750
                                                                ------------
                                                                  15,142,850
                                                                ------------
APPLICATION SOFTWARE 7.6%
Adobe Systems, Inc. (a)                              100,000       2,863,000
Amdocs Ltd. (Guernsey) (a)                            75,000       2,810,250
Autodesk, Inc. (a)                                   100,000       3,639,000
Citrix Systems, Inc. (a)                              75,000       2,818,500
SAP AG - ADR (Germany)                                95,000       4,999,850
Synopsys, Inc. (a)                                    85,000       1,736,550
                                                                ------------
                                                                  18,867,150
                                                                ------------
BIOTECHNOLOGY 10.8%
Amgen, Inc. (a)                                       95,000       6,421,050
Biogen Idec, Inc. (a)                                 95,000       4,429,850
Genentech, Inc. (a)                                   90,000       7,466,400
Genzyme Corp. (a)                                     95,000       5,652,500
Gilead Sciences, Inc. (a)                             50,000       2,866,500
                                                                ------------
                                                                  26,836,300
                                                                ------------
COMMUNICATIONS EQUIPMENT 9.3%
ADC Telecommunications, Inc. (a)                     100,000       1,792,000
Cisco Systems, Inc. (a)                              250,000       4,920,000
Corning, Inc. (a)                                    100,000       2,425,000
Harris Corp.                                          95,000       3,868,400
Motorola, Inc.                                       100,000       2,109,000
Nokia Corp. - ADR (Finland)                          100,000       2,147,000
QUALCOMM, Inc.                                       100,000       4,521,000
Redback Networks, Inc. (a)                            58,700       1,402,343
                                                                ------------
                                                                  23,184,743
                                                                ------------
COMPUTER HARDWARE 9.0%
Apple Computer, Inc. (a)                             100,000       5,977,000
Hewlett-Packard Co.                                  175,000       5,666,500
International Business Machines Corp.                 90,000       7,191,000
NCR Corp. (a)                                         90,000       3,517,200
                                                                ------------
                                                                  22,351,700
                                                                ------------

COMPUTER STORAGE & PERIPHERALS 2.6%
Network Appliance, Inc. (a)                          100,000       3,200,000
QLogic Corp. (a)                                     100,000       1,788,000
SanDisk Corp. (a)                                     25,000       1,406,750
                                                                ------------
                                                                   6,394,750
                                                                ------------
DATA PROCESSING & OUTSOURCED SERVICES 7.9%
Automatic Data Processing, Inc.                       95,000       4,319,650
Computer Sciences Corp. (a)                           90,000       5,062,500
DST Systems, Inc. (a)                                 95,000       5,586,000
First Data Corp.                                     100,000       4,611,000
                                                                ------------
                                                                  19,579,150
                                                                ------------
ELECTRONIC EQUIPMENT MANUFACTURERS 3.3%
Agilent Technologies, Inc. (a)                       100,000       3,489,000
Sunpower Corp., Class A (a)                           65,000       1,975,350
Tektronix, Inc.                                       85,000       2,648,600
                                                                ------------
                                                                   8,112,950
                                                                ------------
ELECTRONIC MANUFACTURING SERVICES 1.4%
Jabil Circuit, Inc.                                  100,000       3,482,000
                                                                ------------
HEALTH CARE EQUIPMENT 5.5%
Boston Scientific Corp. (a)                          100,000       2,068,000
C.R. Bard, Inc.                                       65,000       4,810,650
St. Jude Medical, Inc. (a)                           100,000       3,410,000
Thermo Electron Corp. (a)                             90,000       3,306,600
                                                                ------------
                                                                  13,595,250
                                                                ------------
HEALTH CARE SUPPLIES 2.5%
Millipore Corp. (a)                                   90,000       6,246,000
                                                                ------------
HOME ENTERTAINMENT SOFTWARE 1.6%
Electronic Arts, Inc. (a)                             95,000       3,996,650
                                                                ------------
INTERNET RETAIL 0.6%
VistaPrint Ltd. (Bermuda) (a)                         50,000       1,583,500
                                                                ------------
INTERNET SOFTWARE & SERVICES 5.5%
Google, Inc., Class A (a)                             20,000       7,436,400
Yahoo!, Inc. (a)                                     200,000       6,318,000
                                                                ------------
                                                                  13,754,400
                                                                ------------
IT CONSULTING & OTHER SERVICES 0.6%
Cognizant Technology Solutions Corp., Class A (a)     25,000       1,475,000
                                                                ------------
SEMICONDUCTOR EQUIPMENT 6.2%
Applied Materials, Inc.                              100,000       1,691,000
FormFactor, Inc. (a)                                  35,000       1,355,900

KLA-Tencor Corp.                                      95,000       3,898,800
Lam Research Corp. (a)                                95,000       4,255,050
MEMC Electronic Materials, Inc. (a)                   55,000       1,926,100
Novellus Systems, Inc. (a)                            95,000       2,200,200
                                                                ------------
                                                                  15,327,050
                                                                ------------
SEMICONDUCTORS 14.1%
Advanced Micro Devices, Inc. (a)                      95,000       2,934,550
Altera Corp. (a)                                     110,000       2,151,600
Analog Devices, Inc.                                 100,000       3,373,000
Broadcom Corp., Class A (a)                           95,000       3,211,950
Cypress Semiconductor Corp. (a)                      100,000       1,518,000
Intel Corp.                                          100,000       1,802,000
Linear Technology Corp.                              100,000       3,375,000
Marvell Technology Group Ltd. (Bermuda) (a)           75,000       3,575,250
Maxim Integrated Products, Inc.                      100,000       3,073,000
Micron Technology, Inc. (a)                          100,000       1,656,000
National Semiconductor Corp.                         100,000       2,568,000
Texas Instruments, Inc.                              100,000       3,123,000
Xilinx, Inc.                                         100,000       2,600,000
                                                                ------------
                                                                  34,961,350
                                                                ------------
SPECIALIZED FINANCE 0.9%
Chicago Mercantile Exchange Holdings, Inc.             5,000       2,206,500
                                                                ------------
SYSTEMS SOFTWARE 4.5%
McAfee, Inc. (a)                                     100,000       2,365,000
Microsoft Corp.                                      250,000       5,662,500
Symantec Corp. (a)                                   200,000       3,120,000
                                                                ------------
                                                                  11,147,500
                                                                ------------
TOTAL LONG-TERM INVESTMENTS 100.0%
   (Cost $215,220,242)                                           248,244,793

REPURCHASE AGREEMENT 0.4%
State Street Bank & Trust Co. ($1,049,000 par
collateralized by U.S. Government obligations
in a pooled cash account, interest rate of
4.89%, dated 05/31/06, to be sold on 06/01/06
at $1,049,142) (Cost $1,049,000)                                   1,049,000
                                                                ------------
TOTAL INVESTMENTS 100.4%
   (Cost $216,269,242)                                           249,293,793

LIABILITIES IN EXCESS OF OTHER ASSETS (0.4%)                      (1,111,645)
                                                                ------------
NET ASSETS 100.0%                                               $248,182,148
                                                                ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR - American Depositary Receipt

        VAN KAMPEN INTERNATIONAL ADVANTAGE FUND
        PORTFOLIO OF INVESTMENTS MAY 31, 2006 (UNAUDITED)

                                                                                                    NUMBER OF
        DESCRIPTION                                                                                   SHARES            VALUE
        COMMON STOCKS    93.5%
        AUSTRALIA    6.5%
        A.B.C. Learning Centres, Ltd.                                                                 435,923       $  2,395,889
        Computershare, Ltd.                                                                           571,800          3,361,861
        DCA Group, Ltd.                                                                               809,800          1,660,215
        McGuigan Simeon Wines, Ltd.                                                                   871,100          1,739,412
                                                                                                                    -------------
                                                                                                                       9,157,377
                                                                                                                    -------------

        BERMUDA    8.8%
        Axis Capital Holdings, Ltd.                                                                    77,144          2,021,173
        Esprit Holdings, Ltd.                                                                         511,000          4,113,555
        Li & Fung, Ltd.                                                                             1,694,000          3,469,632
        Willis Group Holdings, Ltd.                                                                    80,700          2,804,325
                                                                                                                    -------------
                                                                                                                      12,408,685
                                                                                                                    -------------

        BRITISH VIRGIN ISLANDS    1.8%
        Nam Tai Electronics, Inc.                                                                     109,000          2,473,210
                                                                                                                    -------------

        CANADA    4.4%
        Angiotech Pharmaceuticals, Inc. (a)                                                           208,100          2,915,481
        SunOpta, Inc. (a)                                                                             365,400          3,324,409
                                                                                                                    -------------
                                                                                                                       6,239,890
                                                                                                                    -------------

        CAYMAN ISLANDS    1.0%
        Global Bio-chem Technology Group Co., Ltd.                                                  3,542,000          1,445,477
                                                                                                                    -------------

        CHINA    1.5%
        China Shenhua Energy Co.                                                                    1,261,500          2,162,402
                                                                                                                    -------------

        DENMARK    2.1%
        Danske Bank A/S                                                                                76,600          2,924,440
                                                                                                                    -------------

        GERMANY    9.0%
        Adidas-Salomon, AG                                                                             16,216          3,216,693
        Fresenius, AG                                                                                  15,150          2,386,418
        Grenkeleasing, AG                                                                              34,139          2,385,885
        Hypo Real Estate Holding, AG                                                                   47,869          3,026,247
        United Internet, AG                                                                            29,550          1,644,771
                                                                                                                    -------------
                                                                                                                      12,660,014
                                                                                                                    -------------

        GREECE    4.9%
        Cosmote Mobile Telecommunications, SA                                                          92,810          2,109,610
        EFG Eurobank Ergasias                                                                          77,820          2,222,924
        Germanos, SA                                                                                  112,890          2,652,513
                                                                                                                    -------------
                                                                                                                       6,985,047
                                                                                                                    -------------

        INDIA    0.5%
        Associated Cement Cos., Ltd. - GDR                                                             39,400            649,638
                                                                                                                    -------------

        IRELAND    1.1%
        ICON Plc - ADR (a)                                                                             29,800          1,583,870
                                                                                                                    -------------

        ISRAEL    1.9%
        Teva Pharmaceutical Industries, Ltd. - ADR                                                     72,968          2,656,765
                                                                                                                    -------------

        ITALY    3.1%
        UniCredito Italiano S.p.A.                                                                    576,039          4,394,426
                                                                                                                    -------------

        JAPAN    4.3%
        DAITO Trust Construction Co., Ltd.                                                             60,100          3,279,698
        OSG Corp.                                                                                     151,000          2,851,694
                                                                                                                    -------------
                                                                                                                       6,131,392
                                                                                                                    -------------

        MEXICO    3.5%
        Fomento Economico Mexicano SA de CV, Class B - ADR                                             25,400          2,179,066
        Grupo Aeroportuario del Sureste SA de CV, Class B - ADR                                        80,600          2,754,102
                                                                                                                    -------------
                                                                                                                       4,933,168
                                                                                                                    -------------

        NETHERLANDS    1.4%
        QIAGEN N.V. (a)                                                                               139,800          1,992,150
                                                                                                                    -------------

        SINGAPORE    5.9%
        Cosco Corp., Ltd.                                                                           3,560,000          2,886,774
        Flextronics International, Ltd. (a)                                                           230,083          2,590,735
        Singapore Airlines, Ltd.                                                                      363,000          2,861,370
                                                                                                                    -------------
                                                                                                                       8,338,879
                                                                                                                    -------------

        SOUTH AFRICA    1.7%
        Aspen Pharmacare Holdings, Ltd. (a)                                                           317,600          1,764,157
        Pretoria Portland Cement Co., Ltd.                                                             12,700            672,227
                                                                                                                    -------------
                                                                                                                       2,436,384
                                                                                                                    -------------

        SPAIN    11.4%
        Antena 3 de Television, SA                                                                    110,300          2,722,700
        Banco Bilbao Vizcaya Argentaria, SA                                                            98,502          2,041,447
        Banco Santander Central Hispano, SA                                                           142,300          2,053,464
        Gestevision Telecinco, SA                                                                     123,941          2,987,207
        Industria de Diseno Textil, SA                                                                 76,259          3,023,278
        Telefonica, SA                                                                                196,464          3,215,283
                                                                                                                    -------------
                                                                                                                      16,043,379
                                                                                                                    -------------

        SWITZERLAND    3.8%
        Kudelski, SA                                                                                   71,500          1,801,834
        UBS, AG                                                                                        31,023          3,508,804
                                                                                                                    -------------
                                                                                                                       5,310,638
                                                                                                                    -------------

        TAIWAN-REPUBLIC OF CHINA    1.8%
        Taiwan Semiconductor Manufacturing Co., Ltd. - ADR                                            262,200          2,483,034
                                                                                                                    -------------

        UNITED KINGDOM    13.1%
        Carnival Plc                                                                                   33,758          1,371,440
        KKR Private Equity Investors LP (a)                                                            60,200          1,449,014
        Man Group Plc                                                                                  71,667          3,132,567
        RAB Capital Plc                                                                               752,800          1,217,768
        Regus Group Plc (a)                                                                           668,000          1,399,049
        SABMiller Plc                                                                                 164,600          3,072,153
        Shire Plc                                                                                     197,428          2,897,781
        Standard Chartered Plc                                                                        160,608          3,940,593
                                                                                                                    -------------
                                                                                                                      18,480,365
                                                                                                                    -------------

        TOTAL LONG-TERM INVESTMENTS    93.5%
           (Cost $128,881,729)                                                                                       131,890,630

        REPURCHASE AGREEMENT    1.0%
        State Street Bank & Trust Co. ($1,328,000 par
        collateralized by U.S. Government obligations in a
        pooled cash account, interest rate of 4.89%, dated
        05/31/06, to be sold on 06/01/06 at $1,328,180)                                                                1,328,000
           (Cost $1,328,000)                                                                                        -------------

        TOTAL INVESTMENTS    94.5%
           (Cost $130,209,729)                                                                                       133,218,630

        FOREIGN CURRENCY    4.5%
           (Cost $6,263,515)                                                                                           6,320,075

        OTHER ASSETS IN EXCESS OF LIABILITIES    1.0%                                                                  1,490,367
                                                                                                                    -------------

        NET ASSETS    100.0%                                                                                        $141,029,072
                                                                                                                    ============


        Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR   - American Depositary Receipt

GDR   - Global Depositary Receipt

Securities with total market value equal to $130,441,616 at May 31, 2006 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

SUMMARY OF LONG-TERM INVESTMENTS BY INDUSTRY CLASSIFICATION

                                                                                           PERCENT OF
INDUSTRY                                                                  VALUE            NET ASSETS
Diversified Banks                                                     $ 17,577,295           12.5%
Pharmaceuticals                                                          7,318,702            5.2
Apparel Retail                                                           7,136,833            5.1
Electronic Manufacturing Services                                        6,865,779            4.9
Asset Management & Custody Banks                                         5,799,349            4.1
Broadcasting & Cable TV                                                  5,709,906            4.0
Biotechnology                                                            4,907,631            3.5
Distributors                                                             3,469,632            2.5
Diversified Capital Markets                                              3,508,804            2.5
Data Processing & Outsourced Services                                    3,361,861            2.4
Packaged Foods & Meats                                                   3,324,409            2.4
Apparel, Accessories & Luxury Goods                                      3,216,693            2.3
Homebuilding                                                             3,279,698            2.3
Integrated Telecommunication Services                                    3,215,283            2.3
Brewers                                                                  3,072,153            2.2
Thrifts & Mortgage Finance                                               3,026,247            2.1
Airlines                                                                 2,861,370            2.0
Airport Services                                                         2,754,102            2.0
Industrial Machinery                                                     2,851,694            2.0
Insurance Brokers                                                        2,804,325            2.0
Marine                                                                   2,886,774            2.0
Computer & Electronics Retail                                            2,652,513            1.9
Semiconductors                                                           2,483,034            1.8
Education Services                                                       2,395,889            1.7
Health Care Equipment                                                    2,386,418            1.7
Specialized Finance                                                      2,385,886            1.7
Coal & Consumable Fuels                                                  2,162,402            1.5
Soft Drinks                                                              2,179,066            1.5
Wireless Telecommunication Services                                      2,109,610            1.5
Property & Casualty Insurance                                            2,021,173            1.4
Distillers & Vintners                                                    1,739,412            1.2
Health Care Facilities                                                   1,660,215            1.2
Internet Software & Services                                             1,644,771            1.2
Health Care Services                                                     1,583,870            1.1
Agricultural Products                                                    1,445,477            1.0
Hotels, Resorts & Cruise Lines                                           1,371,440            1.0
Office Services & Supplies                                               1,399,049            1.0
Construction Materials                                                   1,321,865            0.9
                                                                      ------------           ----
                                                                       131,890,630           93.5%
                                                                      ============           ====

VAN KAMPEN AMERICAN FRANCHISE FUND

PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED)



                                                                     NUMBER OF
DESCRIPTION                                                           SHARES              VALUE
---------------------------------------------------------------------------------------------------
COMMON STOCKS    97.4%
BROADCASTING & CABLE TV    4.3%
Clear Channel Communications, Inc.                                    229,581         $  7,071,095
                                                                                 ------------------

DISTILLERS & VINTNERS    3.0%
Brown-Forman Corp., Class B                                            65,317            4,983,687
                                                                                 ------------------

FERTILIZERS & AGRICULTURAL CHEMICALS    3.0%
Scotts Miracle-Gro Co., Class A                                       112,860            4,927,468
                                                                                 ------------------

HEALTH CARE SERVICES    3.0%
IMS Health, Inc.                                                      185,924            5,016,230
                                                                                 ------------------

HOUSEHOLD PRODUCTS    11.6%
Colgate-Palmolive Co.                                                 113,981            6,877,614
Kimberly-Clark Corp.                                                  203,259           12,331,724
                                                                                 ------------------
                                                                                        19,209,338
                                                                                 ------------------

IT CONSULTING & OTHER SERVICES    4.3%
Accenture, Ltd., Class A (Bermuda)                                    251,141            7,069,619
                                                                                 ------------------

MEDIA-NONCABLE    2.4%
Westwood One, Inc.                                                    487,484            3,909,622
                                                                                 ------------------

MOTORCYCLE MANUFACTURERS    4.5%
Harley-Davidson, Inc.                                                 148,118            7,383,682
                                                                                 ------------------

PACKAGED FOODS & MEATS    18.1%
Cadbury Schweppes PLC (United Kingdom)                                814,214            7,789,532
Kellogg Co.                                                           233,160           10,981,836
McCormick & Co., Inc.                                                 170,294            5,866,628
Nestle, SA (Switzerland)                                               17,532            5,230,617
                                                                                 ------------------
                                                                                        29,868,613
                                                                                 ------------------

PERSONAL PRODUCTS    3.3%
Estee Lauder Co., Inc., Class A                                       133,622            5,470,485
                                                                                 ------------------

PHARMACEUTICALS    12.8%
Bristol-Myers Squibb Co.                                              264,962            6,504,817
Merck & Co., Inc.                                                     117,229            3,902,553
Pfizer, Inc.                                                          453,981           10,741,190
                                                                                 ------------------
                                                                                        21,148,560
                                                                                 ------------------

PUBLISHING    11.3%
McGraw-Hill Co., Inc.                                                  83,034            4,284,554
New York Times Co., Class A                                           260,508            6,293,873
Thomson Corp. (Canada)                                                192,382            8,041,568
                                                                                 ------------------
                                                                                        18,619,995
                                                                                 ------------------

SOFT DRINKS    3.1%
PepsiCo, Inc.                                                          83,514            5,049,256
                                                                                 ------------------

TOBACCO    12.7%
Altria Group, Inc.                                                    180,449           13,055,485
Reynolds American, Inc.                                                72,466            7,966,912
                                                                                 ------------------
                                                                                        21,022,397
                                                                                 ------------------

TOTAL LONG-TERM INVESTMENTS    97.4%
   (Cost $153,687,739)                                                                 160,750,047

REPURCHASE AGREEMENT    2.2%
State Street Bank & Trust Co. (Cost $3,662,000
par collateralized by U.S. Government obligations
in a pooled cash account interest rate of 4.89%,
dated 05/31/06, to be sold on 06/01/06 at $3,662,497)                                    3,662,000
   (Cost $3,662,000)                                                             ------------------

TOTAL INVESTMENTS    99.6%
   (Cost $157,349,739)                                                                 164,412,047

FOREIGN CURRENCY    0.1%
   (Cost $214,350)                                                                         217,821

OTHER ASSETS IN EXCESS OF LIABILITIES    0.3%                                              380,882
                                                                                 ------------------

NET ASSETS    100.0%                                                                  $165,010,750
                                                                                 ==================

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $13,020,149 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

VAN KAMPEN INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS MAY 31, 2006 (UNAUDITED)


                                                                              NUMBER OF
      DESCRIPTION                                                              SHARES               VALUE

      COMMON STOCKS    96.7%
      AUSTRALIA    2.0%
      BHP Billiton, Ltd.                                                          180,517       $    3,905,942
                                                                                                --------------
      AUSTRIA    3.9%
      Andritz, AG                                                                  15,996            2,551,721
      Erste Bank Der Oester Spark, AG                                              56,424            3,216,210
      Telekom Austria, AG                                                          91,294            2,036,874
                                                                                                --------------
                                                                                                     7,804,805
                                                                                                --------------
      BERMUDA    1.3%
      Esprit Holdings, Ltd.                                                       319,994            2,575,955
                                                                                                --------------
      CANADA    1.8%
      EnCana Corp.                                                                 72,821            3,673,114
                                                                                                --------------
      FINLAND    2.0%
      Fortum Corp.                                                                162,608            4,036,591
                                                                                                --------------
      FRANCE    9.2%
      AXA, SA                                                                      97,197            3,376,039
      BNP Paribas, SA                                                              32,590            3,038,086
      Essilor International, SA                                                    35,374            3,560,920
      LVMH Moet-Hennessy Louis Vuitton, SA                                         23,871            2,346,417
      Schneider Electric, SA                                                       25,454            2,640,653
      Total, SA                                                                    51,525            3,363,467
                                                                                                --------------
                                                                                                    18,325,582
                                                                                                --------------
      GERMANY    9.6%
      adidas-Salomon, AG                                                           12,690            2,517,257
      Celesio, AG                                                                  26,943            2,582,031
      Continental, AG                                                              40,173            4,387,165
      Deutsche Bank, AG                                                            24,684            2,833,625
      E.ON, AG                                                                     32,905            3,796,368
      SAP, AG                                                                      13,627            2,861,157
                                                                                                --------------
                                                                                                    18,977,603
                                                                                                --------------
      GREECE    2.5%
      Coca-Cola Hellenic Bottling Co., SA                                          70,384            2,223,811
      National Bank of Greece, SA                                                  67,770            2,801,533
                                                                                                --------------
                                                                                                     5,025,344
                                                                                                --------------

      HONG KONG    1.2%
      China Resources Power Holdings Co., Ltd.                                  3,182,000            2,369,743
                                                                                                --------------
      HUNGARY    1.2%
      MOL Magyar Olaj-es Gazipari Rt. - ADR                                        22,550            2,439,910
                                                                                                --------------
      INDIA    1.0%
      ICICI Bank, Ltd. - ADR                                                       72,563            1,930,176
                                                                                                --------------
      IRELAND    4.4%
      Allied Irish Banks Plc                                                        6,000              142,404
      Allied Irish Banks Plc                                                      103,213            2,474,226
      Anglo Irish Bank Corp., Plc                                                 240,903            3,751,118
      CRH Plc                                                                       2,100               71,147
      CRH Plc                                                                      68,368            2,307,358
                                                                                                --------------
                                                                                                     8,746,253
                                                                                                --------------
      ISRAEL    1.1%
      Teva Pharmaceutical Industries, Ltd. - ADR                                   61,407            2,235,829
                                                                                                --------------
      JAPAN    18.7%
      Canon, Inc.                                                                  42,000            2,926,622
      Casio Computer Co., Ltd.                                                    128,500            2,212,672
      Credit Saison Co., Ltd.                                                      50,000            2,522,221
      Daiwa Securities Group, Inc.                                                230,000            2,879,275
      Hoya Corp.                                                                   65,800            2,537,907
      JSR Corp.                                                                   114,900            3,037,704
      Kobe Steel, Ltd.                                                            725,000            2,407,147
      Kubota Corp.                                                                211,000            1,987,980
      Sharp Corp.                                                                 150,000            2,517,946
      SMC Corp.                                                                    20,700            2,902,857
      Sumitomo Realty & Development                                               142,000            3,482,575
      Terumo Corp.                                                                 64,000            2,274,012
      Toray Industries, Inc.                                                      351,000            3,133,195
      Toyota Motor Corp.                                                           44,600            2,391,211
                                                                                                --------------
                                                                                                    37,213,324
                                                                                                --------------
      MEXICO    2.4%
      America Movil SA de CV, Ser L - ADR                                          66,544            2,173,327
      Wal-Mart de Mexico SA de CV, Ser V - ADR                                     94,547            2,500,503
                                                                                                --------------
                                                                                                     4,673,830
                                                                                                --------------
      NETHERLANDS    4.3%
      ING Groep, NV CVA                                                           107,062            4,186,849
      Reed Elsevier, NV                                                           133,099            1,941,336
      Royal Numico, NV                                                             54,024            2,398,838
                                                                                                --------------
                                                                                                     8,527,023
                                                                                                --------------


      NORWAY    2.8%

      Telenor, ASA                                                                221,328            2,796,334
      TGS-NOPEC Geophysical Company, ASA (a)                                       34,700            2,707,374
                                                                                                --------------
                                                                                                     5,503,708
                                                                                                --------------
      REPUBLIC OF KOREA (SOUTH KOREA)    0.9%
      Samsung Electronics Co., Ltd., 144A - Private Placement - GDR (b)                46               14,533
      Samsung Electronics Co., Ltd., 144A - Private Placement - GDR (b)             5,607            1,771,812
                                                                                                --------------
                                                                                                     1,786,345
                                                                                                --------------
      SINGAPORE    2.6%
      DBS Group Holdings, Ltd.                                                    187,255            2,062,645
      Keppel Corp., Ltd.                                                          364,900            3,131,563
                                                                                                --------------
                                                                                                     5,194,208
                                                                                                --------------
      SPAIN    2.6%
      Banco Popular Espanol, SA                                                   149,914            2,195,878
      Grupo Ferrovial, SA                                                          36,442            2,883,856
                                                                                                --------------
                                                                                                     5,079,734
                                                                                                --------------
      SWEDEN    2.3%
      Ericsson (LM) Tel, Class B - ADR                                             67,079            2,148,540
      Getinge AB, Ser B                                                           148,083            2,409,144
                                                                                                --------------
                                                                                                     4,557,684
                                                                                                --------------
      SWITZERLAND    5.4%
      ABB, Ltd.                                                                   231,000            2,920,066
      Nestle, SA - ADR                                                             37,928            2,836,794
      Novartis, AG                                                                 44,618            2,473,674
      SGS, SA                                                                       2,597            2,582,741
                                                                                                --------------
                                                                                                    10,813,275
                                                                                                --------------
      TURKEY    0.8%
      Akbank TAS - ADR                                                            130,529            1,544,432
                                                                                                --------------

      UNITED KINGDOM    12.7%
      Barclays Plc                                                                212,592            2,462,414
      BP Plc                                                                      361,268            4,253,808
      Capita Group Plc                                                            231,969            1,977,353
      HSBC Holdings Plc                                                           120,838            2,100,379
      Prudential Plc                                                              218,705            2,398,942
      Reckitt Benckiser Plc                                                        70,993            2,608,937
      Royal Bank of Scotland Group Plc                                             73,015            2,354,472
      SABMiller Plc                                                               121,330            2,264,546
      Sportingbet Plc                                                             327,435            2,579,682
      Tesco Plc                                                                   380,341            2,279,726
                                                                                                --------------
                                                                                                    25,280,259
                                                                                                --------------
      TOTAL LONG-TERM INVESTMENTS    96.7%
         (Cost $186,501,750)                                                                       192,220,669


      REPURCHASE AGREEMENT    3.8%
      State Street Bank & Trust Co. ($7,592,000 par
      collateralized by U.S. Government obligations in a pooled
      cash account, interest rate of 4.89%, dated 05/31/06, to
      be sold on 06/01/06 at $7,593,031)                                                             7,592,000
         (Cost $7,592,000)                                                                      --------------

      TOTAL INVESTMENTS    100.5%
         (Cost $194,093,750)                                                                       199,812,669

      FOREIGN CURRENCY    0.7%
         (Cost $1,294,168)                                                                           1,293,440

      LIABILITIES IN EXCESS OF OTHER ASSETS    (1.2%)                                               (2,376,974)
                                                                                                --------------
      NET ASSETS    100.0%                                                                      $  198,729,135
                                                                                                ==============


      Percentages are calculated as a percentage of net assets.

      Securities with total market value equal to $168,895,085 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a) Non-income producing security as this stock currently does not declare dividends.
(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR - American Depositary Receipt
CVA - Certification Van Aandelen
GDR - Global Depositary Receipt


Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Equity Trust II


By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 20, 2006


By: /s/ Phillip G. Goff
   ----------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: July 20, 2006